United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.0%
		Communication Services—2.5%
15,664	[2,3]	AMC Networks, Inc.	$985,892
2,013		Cable One, Inc.	1,780,176
24,046	[2,3]	Cars.com, Inc.	656,696
35,223	[3]	Cinemark Holdings, Inc.	1,441,325
46,600	[2]	Live Nation Entertainment, Inc.	2,493,566
8,613		Meredith Corp.	467,428
37,421	[3]	New York Times Co., Class A	962,094
78,637		Tegna, Inc.	923,198
32,516		Telephone and Data System, Inc.	1,177,730
16,618		Wiley (John) & Sons, Inc., Class A	860,480
18,367		World Wrestling Entertainment, Inc.	1,512,339
27,826	[2]	Yelp, Inc.	1,013,423
		TOTAL	14,274,347
		Consumer Discretionary—11.4%
22,412		Aaron's, Inc.	1,121,945
32,830	[3]	Adient PLC	648,064
25,505	[2]	Adtalem Global Education, Inc.	1,247,194
55,203		American Eagle Outfitters, Inc.	1,165,887
12,467	[2,3]	AutoNation, Inc.	483,096
51,935	[3]	Bed Bath & Beyond, Inc.	783,699
4,594		Big Lots, Inc.	144,895
38,092		Boyd Gaming Corp.	1,040,673
12,191		Brinker International, Inc.	493,979
28,759		Brunswick Corp.	1,447,153
16,227		Carter's, Inc.	1,345,218
15,529	[3]	Cheesecake Factory, Inc.	696,942
11,718		Churchill Downs, Inc.	1,077,822
6,728	[3]	Cracker Barrel Old Country Store, Inc.	1,125,460
53,472		Dana, Inc.	942,177
12,064	[2]	Deckers Outdoor Corp.	1,549,621
34,064		Delphi Technologies PLC	610,086
23,786	[3]	Dick's Sporting Goods, Inc.	839,884
7,220		Dillard's, Inc., Class A	482,224
14,104		Domino's Pizza, Inc.	4,001,728
24,531	[3]	Dunkin' Brands Group Inc.	1,677,675
20,920	[2,3]	Eldorado Resorts, Inc.	975,290
18,668	[2]	Five Below, Inc.	2,309,792
87,707		Gentex Corp.	1,857,634
1,573		Graham Holdings Co.	1,046,045
10,990	[2]	Helen of Troy Ltd.	1,275,280
2,481	[3]	International Speedway Corp., Class A	107,799
5,604		Jack in the Box, Inc.	453,644
32,177		KB HOME	688,910
14,860		Marriott Vacations Worldwide Corp.	1,315,704
34,722	[2]	Michaels COS, Inc.	481,247
10,070	[2,3]	Murphy USA, Inc.	740,648
1,190	[2]	NVR, Inc.	3,165,400
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
16,950	[2]	Ollie's Bargain Outlet Holding, Inc.	$1,324,981
8,900	[3]	Papa John's International, Inc.	376,381
48,209	[2]	Penn National Gaming, Inc.	1,168,586
20,199	[3]	Polaris Industries, Inc., Class A	1,694,292
13,511	[3]	Pool Corp.	2,025,434
39,383	[2,3]	Sally Beauty Holdings, Inc.	678,175
22,175	[2,3]	Scientific Games Corp.	555,706
61,038		Service Corp. International	2,619,751
26,026	[3]	Signet Jewelers Ltd.	633,993
25,632		Six Flags Entertainment Corp.	1,578,675
48,335	[2,3]	Skechers USA, Inc., Class A	1,313,262
13,364	[2]	Sotheby's Holdings, Inc., Class A	539,772
27,014	[2]	TRI Pointe Group, Inc.	363,338
9,984	[2]	Tempur Sealy International, Inc.	529,352
22,065		Texas Roadhouse, Inc.	1,342,435
65,493		The Wendy's Co.	1,134,339
18,233		Thor Industries, Inc.	1,187,333
48,221		Toll Brothers, Inc.	1,781,284
18,255		Tupperware Brands Corp.	497,814
33,621	[2]	Urban Outfitters, Inc.	1,085,958
10,779	[2,3]	Visteon Corp.	828,797
19,495	[2]	Weight Watchers International, Inc.	623,840
26,576	[3]	Williams-Sonoma, Inc.	1,446,532
34,963		Wyndham Destinations, Inc.	1,473,341
34,217		Wyndham Hotels & Resorts, Inc.	1,679,713
		TOTAL	65,825,899
		Consumer Staples—2.7%
12,778		Casey's General Stores, Inc.	1,644,273
19,929	[2]	Edgewell Personal Care Co.	786,199
20,692		Energizer Holdings, Inc.	980,801
64,481		Flowers Foods, Inc.	1,267,697
33,962	[2,3]	Hain Celestial Group, Inc.	622,523
24,900		Ingredion, Inc.	2,465,100
8,063		Lancaster Colony Corp.	1,282,581
19,849		Nu Skin Enterprises, Inc., Class A	1,303,087
22,391	[2,3]	Post Holdings, Inc.	2,078,333
4,473	[3]	Sanderson Farms, Inc.	550,626
44,542	[2]	Sprouts Farmers Market, Inc.	1,068,117
2,761	[2,3]	The Boston Beer Co., Inc., Class A	687,931
18,285	[2,3]	TreeHouse Foods, Inc.	1,067,113
		TOTAL	15,804,381
		Energy—4.0%
24,898	[2]	Apergy Corp.	837,071
48,394	[2]	CNX Resources Corp.	587,503
46,855	[2,3]	Callon Petroleum Corp.	381,400
341,887	[2,3]	Chesapeake Energy Corp.	974,378
14,946	[3]	Core Laboratories NV	1,008,257
26,612	[2,3]	Diamond Offshore Drilling, Inc.	290,869
12,094	[2,3]	Dril-Quip, Inc.	452,799
74,004		EQT Corp.	1,440,858
155,321	[3]	Ensco PLC	683,412
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
67,492	[2]	Equitrans Midstream Corp.	$1,405,183
19,539	[2,3]	Matador Resources Co.	381,011
69,756	[2]	McDermott International, Inc.	615,248
66,249		Murphy Oil Corp.	1,811,910
133,002	[2]	Oasis Petroleum, Inc.	800,672
33,433	[2]	Oceaneering International, Inc.	524,564
49,251		PBF Energy, Inc.	1,803,572
79,734		Patterson-UTI Energy, Inc.	967,173
89,279	[2]	QEP Resources, Inc.	738,337
76,193	[3]	Range Resources Corp.	840,409
47,372	[2,3]	Rowan Companies PLC	577,465
35,914	[3]	SM Energy Co.	704,633
214,644	[2]	Southwestern Energy Co.	937,994
175,259	[2]	Transocean Ltd.	1,501,970
159,353	[2]	WPX Energy, Inc.	1,953,668
22,523		World Fuel Services Corp.	560,597
		TOTAL	22,780,953
		Financials—16.2%
5,025		Alleghany Corp.	3,173,589
23,708		American Financial Group, Inc.	2,261,506
14,513		Aspen Insurance Holdings Ltd.	605,628
59,664		Associated Banc-Corp.	1,291,726
30,344		BancorpSouth Bank	885,438
13,617		Bank of Hawaii Corp.	1,053,003
43,939	[3]	Bank OZK	1,333,109
32,507		Berkley, W. R. Corp.	2,499,463
78,872		Brown & Brown	2,142,164
60,051		CNO Financial Group, Inc.	1,073,712
26,978		Cathay Bancorp, Inc.	1,001,423
25,939		Chemical Financial Corp.	1,153,248
33,258		Commerce Bancshares, Inc.	1,988,828
21,433		Cullen Frost Bankers, Inc.	2,085,002
55,871		East West Bancorp, Inc.	2,811,429
41,605		Eaton Vance Corp.	1,602,625
10,252		Evercore, Inc., Class A	917,041
116,738		FNB Corp. (PA)	1,359,998
12,842		FactSet Research Systems	2,807,646
34,044		Federated Investors, Inc.	889,570
39,633		First American Financial Corp.	1,984,821
92,078		First Horizon National Corp.	1,351,705
77,359		Fulton Financial Corp.	1,241,612
232,043	[2]	Genworth Financial, Inc., Class A	1,123,088
16,323	[2]	Green Dot Corp.	1,208,228
36,683		Hancock Whitney Corp.	1,506,938
16,884		Hanover Insurance Group, Inc.	1,925,451
57,830		Home Bancshares, Inc.	1,058,867
24,913		Interactive Brokers Group, Inc., Class A	1,255,615
19,120		International Bancshares Corp.	678,186
59,991	[3]	Janus Henderson Group PLC	1,309,604
17,103		Kemper Corp.	1,285,804
31,520		Legg Mason, Inc.	939,296
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,579	[2,3]	LendingTree, Inc.	$467,921
27,686		MB Financial, Inc.	1,228,705
12,699		Marketaxess Holdings, Inc.	2,727,364
9,287		Mercury General Corp.	480,138
102,973		Navient Corp.	1,173,892
140,619		New York Community Bancorp, Inc.	1,633,993
100,374		Old Republic International Corp.	2,022,536
43,472		PacWest Bancorp	1,677,585
26,304		Pinnacle Financial Partners, Inc.	1,414,366
14,262		Primerica, Inc.	1,602,621
21,989	[3]	Prosperity Bancshares, Inc.	1,564,297
21,981		Reinsurance Group of America	3,175,155
13,971		RenaissanceRe Holdings Ltd.	1,928,417
50,608		SEI Investments Co.	2,405,904
156,144	[2,3]	SLM Corp.	1,672,302
18,867		Signature Bank	2,401,958
61,535		Sterling Bancorp	1,183,933
18,454		Stifel Financial Corp.	883,393
55,491		Synovus Financial Corp.	1,965,491
70,554		TCF Financial Corp.	1,563,477
22,316	[2]	Texas Capital Bancshares, Inc.	1,300,353
21,305		Trustmark Corp.	671,747
16,295		UMB Financial Corp.	1,048,746
78,966		Umpqua Holdings Corp.	1,396,119
27,199	[3]	United Bankshares, Inc.	962,029
85,876		Valley National Bancorp	868,206
30,039		Washington Federal, Inc.	873,835
30,696		Webster Financial Corp. Waterbury	1,653,900
23,235		Wintrust Financial Corp.	1,652,938
		TOTAL	93,406,684
		Health Care—8.9%
20,977	[2,3]	Acadia Healthcare Co., Inc.	573,931
65,375	[2]	Allscripts Healthcare Solutions, Inc.	770,771
10,601	[2]	Avanos Medical, Inc.	482,876
7,150	[2]	Bio-Rad Laboratories, Inc., Class A	1,786,570
12,643		Bio-Techne Corp.	2,205,698
9,046		Cantel Medical Corp.	736,525
48,421	[2]	Catalent, Inc.	1,788,188
18,765	[2]	Charles River Laboratories International, Inc.	2,311,660
5,324		Chemed Corp.	1,586,233
38,055		Encompass Health Corp.	2,543,596
105,555	[2]	Exelixis, Inc.	2,487,931
24,993	[2]	Globus Medical, Inc.	1,125,935
20,410	[2]	Haemonetics Corp.	2,018,753
22,969	[2,3]	HealthEquity, Inc.	1,431,887
22,580		Hill-Rom Holdings, Inc.	2,258,452
5,625	[2]	ICU Medical, Inc.	1,399,500
6,511	[2,3]	Inogen, Inc.	984,528
24,231	[2,3]	Integra Lifesciences Corp.	1,147,580
6,944	[2,3]	Ligand Pharmaceuticals, Inc., Class B	820,086
16,485	[2]	Livanova PLC	1,521,895
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
32,288	[2]	MEDNAX, Inc.	$1,165,920
43,010	[2]	Mallinckrodt PLC	940,199
19,289	[2]	Masimo Corp.	2,399,359
20,491	[2,3]	Medidata Solutions, Inc.	1,454,041
21,037	[2]	Molina Healthcare, Inc.	2,797,500
18,489	[2]	NuVasive, Inc.	927,038
19,591	[2]	PRA Health Sciences, Inc.	2,076,058
15,989	[3]	Patterson Cos., Inc.	356,395
9,541	[2,3]	Prestige Consumer Healthcare, Inc.	266,385
28,607		STERIS PLC	3,262,914
19,694	[2]	Syneos Health, Inc.	1,005,182
25,840	[2]	Tenet Healthcare Corp.	568,222
12,558	[2]	United Therapeutics Corp.	1,448,314
25,417		West Pharmaceutical Services, Inc.	2,751,899
		TOTAL	51,402,021
		Industrials—15.0%
55,760	[2,3]	AECOM	1,706,814
23,559		AGCO Corp.	1,512,488
17,151	[2]	ASGN, Inc.	1,080,341
14,260	[3]	Acuity Brands, Inc.	1,724,177
24,442	[2]	Avis Budget Group, Inc.	651,135
17,908	[3]	Brinks Co. (The)	1,326,087
21,027		Carlisle Cos., Inc.	2,265,239
16,541	[2]	Clean Harbors, Inc.	979,393
16,685		Crane Co.	1,380,851
17,591		Curtiss Wright Corp.	1,996,930
17,273		Deluxe Corp.	811,313
42,856		Donaldson Co., Inc.	2,026,232
14,548		Dun & Bradstreet Corp.	2,105,677
5,942	[2]	Dycom Industries, Inc.	344,933
20,649		Emcor Group, Inc.	1,346,934
18,017		EnerSys, Inc.	1,536,129
11,215	[2]	Esterline Technologies Corp.	1,364,865
9,328		GATX Corp.	705,943
20,808	[2]	Genesee & Wyoming, Inc., Class A	1,633,844
56,035		Graco, Inc.	2,427,997
9,780		Granite Construction, Inc.	422,692
13,632		HNI Corp.	529,876
19,287	[3]	Healthcare Services Group, Inc.	841,299
19,350		Hubbell, Inc.	2,115,535
26,002		IDEX Corp.	3,584,636
35,424		ITT Corp.	1,861,885
15,895		Insperity, Inc.	1,695,679
108,035	[2]	Jet Blue Airways Corp.	1,943,550
31,525		KBR, Inc.	542,230
29,802		Kennametal, Inc.	1,119,959
17,759	[2]	Kirby Corp.	1,330,327
33,289		Knight-Swift Transportation Holdings, Inc.	1,056,926
13,610		Landstar System, Inc.	1,382,504
12,240		Lennox International, Inc.	2,806,387
21,523		Lincoln Electric Holdings	1,860,448
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
11,539		MSA Safety, Inc.	$1,155,977
15,509		MSC Industrial Direct Co.	1,294,846
22,053		Manpower, Inc.	1,742,849
15,320	[2,3]	Mastec, Inc.	679,902
22,081		Miller Herman, Inc.	755,833
17,576		Nordson Corp.	2,278,553
32,606	[2]	Now, Inc.	441,159
54,339		nVent Electric PLC	1,359,562
24,597		Old Dominion Freight Lines, Inc.	3,343,470
25,578		OshKosh Truck Corp.	1,919,629
72,515		Pitney Bowes, Inc.	522,833
18,536		Regal Beloit Corp.	1,422,823
44,672	[2]	Resideo Technologies, Inc.	979,657
12,867		Ryder System, Inc.	745,128
22,663	[2]	Stericycle, Inc.	998,985
13,702	[2]	Teledyne Technologies, Inc.	3,072,262
12,875		Terex Corp.	395,391
25,206		Timken Co.	1,073,524
35,299		Toro Co.	2,100,290
37,930		Trinity Industries, Inc.	886,803
8,064		Valmont Industries, Inc.	1,040,256
28,874		Wabtec Corp.	1,996,926
10,698		Watsco, Inc.	1,577,741
16,869	[3]	Werner Enterprises, Inc.	555,327
22,612		Woodward, Inc.	2,054,300
		TOTAL	86,415,281
		Information Technology—14.9%
38,026	[2]	ACI Worldwide, Inc.	1,124,049
54,574	[2]	Arris International PLC	1,713,078
30,752	[2]	Arrow Electronics, Inc.	2,335,614
36,871		Avnet, Inc.	1,519,085
7,853	[3]	Belden, Inc.	420,999
12,636		Blackbaud, Inc.	904,738
10,259	[2,3]	CACI International, Inc., Class A	1,715,100
45,416		CDK Global, Inc.	2,221,296
56,739	[2]	Ciena Corp.	2,161,188
27,889	[2]	Cirrus Logic, Inc.	1,036,076
60,653	[3]	Cognex Corp.	2,759,711
5,908	[2,3]	Coherent, Inc.	698,326
17,726	[2]	Commvault Systems, Inc.	1,171,157
29,179	[2]	CoreLogic, Inc.	1,059,198
34,095	[2,3]	Cree, Inc.	1,719,411
124,723		Cypress Semiconductor Corp.	1,729,908
9,690	[2]	Fair Isaac & Co., Inc.	2,182,188
20,035	[2]	First Solar, Inc.	1,013,571
49,690	[2,3]	Integrated Device Technology, Inc.	2,427,356
15,317		InterDigital, Inc.	1,115,231
16,254	[3]	j2 Global, Inc.	1,221,651
48,347		Jabil, Inc.	1,288,447
51,375		Leidos Holdings, Inc.	2,979,750
8,353	[3]	Littelfuse, Inc.	1,467,789
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
25,541	[2]	LiveRamp Holdings, Inc.	$1,109,501
18,238		LogMeIn, Inc.	1,696,499
26,584	[2]	Lumentum Holdings, Inc.	1,300,223
14,501		MKS Instruments, Inc.	1,183,717
21,332	[2,3]	Manhattan Associates, Inc.	1,040,362
21,294		Maximus, Inc.	1,493,348
12,984		Monolithic Power Systems	1,643,255
41,379	[2]	NCR Corp.	1,106,888
37,612		National Instruments Corp.	1,663,203
26,133	[2,3]	NetScout Systems, Inc.	677,629
36,149	[2]	PTC, Inc.	3,065,074
34,682		Perspecta, Inc.	695,374
18,755		Plantronics, Inc.	727,506
92,469		Sabre Corp.	2,124,938
13,333		Science Applications International Corp.	895,178
14,190	[2]	Silicon Laboratories, Inc.	1,085,535
10,519	[2,3]	Synaptics, Inc.	418,656
14,893		Synnex Corp.	1,441,047
13,464	[2]	Tech Data Corp.	1,287,562
33,805	[2]	Teradata Corp.	1,500,266
61,805		Teradyne, Inc.	2,224,362
86,748	[2]	Trimble, Inc.	3,266,930
14,761	[2]	Tyler Technologies, Inc.	2,792,634
11,841	[2]	Ultimate Software Group, Inc.	3,233,422
15,147	[3]	Universal Display Corp.	1,572,713
39,476		Versum Materials, Inc.	1,451,532
15,201	[2,3]	ViaSat, Inc.	952,951
31,526		Vishay Intertechnology, Inc.	614,757
14,462	[2]	WEX, Inc.	2,333,154
20,189	[2]	Zebra Technologies Corp., Class A	3,504,810
		TOTAL	86,087,943
		Materials—6.6%
41,406	[2,3]	Allegheny Technologies, Inc.	1,134,110
21,093		Aptargroup, Inc.	2,090,738
20,777		Ashland Global Holdings, Inc.	1,576,974
36,931		Bemis Co., Inc.	1,803,710
21,883		Cabot Corp.	1,026,094
17,759		Carpenter Technology Corp.	839,290
60,787		Chemours Co./The	2,173,135
43,560		Commercial Metals Corp.	760,122
5,350		Compass Minerals International, Inc.	279,538
28,690		Domtar, Corp.	1,345,561
11,901		Eagle Materials, Inc.	844,971
1,626		Greif, Inc., Class A	63,414
51,051		Louisiana-Pacific Corp.	1,244,623
13,151		Minerals Technologies, Inc.	770,254
2,933		Newmarket Corp.	1,176,397
44,210		Olin Corp.	1,043,798
57,717	[3]	Owens-Illinois, Inc.	1,158,380
29,305		Polyone Corp.	948,603
44,835		RPM International, Inc.	2,562,769
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
24,951		Reliance Steel & Aluminum Co.	$2,042,988
25,622	[3]	Royal Gold, Inc.	2,238,594
14,359		Scotts Miracle-Gro Co.	1,067,592
10,056		Sensient Technologies Corp.	631,316
28,797		Silgan Holdings, Inc.	795,373
39,111		Sonoco Products Co.	2,252,012
87,385		Steel Dynamics, Inc.	3,197,417
47,393		United States Steel Corp.	1,068,238
67,474		Valvoline, Inc.	1,491,850
14,691		Worthington Industries, Inc.	554,292
		TOTAL	38,182,153
		Real Estate—9.6%
9,142	[2]	Alexander and Baldwin, Inc.	210,632
45,980		American Campus Communities, Inc.	2,116,000
31,499		Camden Property Trust	3,053,828
43,395		CoreCivic, Inc.	862,259
13,211		Coresite Realty Corp.	1,305,115
39,809		Corporate Office Properties Trust	982,884
139,421		Cousins Properties, Inc.	1,233,876
31,839	[3]	Cyrusone, Inc.	1,725,674
54,082		Douglas Emmett, Inc.	2,045,922
29,290		EPR PPTYS	2,139,927
41,904		First Industrial Realty Trust	1,371,099
54,148		Geo Group, Inc.	1,221,037
41,417		Healthcare Realty Trust, Inc.	1,337,355
42,016		Highwoods Properties, Inc.	1,862,149
58,732		Hospitality Properties Trust	1,565,795
44,490		JBG Smith Properties	1,719,539
16,053		Jones Lang LaSalle, Inc.	2,302,161
38,700	[3]	Kilroy Realty Corp.	2,726,802
28,536		Lamar Advertising Co.	2,124,505
49,708		Liberty Property Trust	2,343,235
15,518		Life Storage, Inc.	1,524,954
33,684		Mack-Cali Realty Corp.	693,890
128,671		Medical PPTYS Trust, Inc.	2,341,812
53,752		National Retail Properties, Inc.	2,833,268
67,669	[3]	Omega Healthcare Investors	2,719,617
45,808	[3]	Pebblebrook Hotel Trust	1,468,146
14,996		PotlatchDeltic Corp.	553,052
42,748		Rayonier, Inc.	1,301,249
43,938	[3]	Realogy Hldgs. Corp.	779,900
47,004	[3]	Sabra Health Care REIT, Inc.	965,462
61,158		Senior Housing Properties Trust	842,146
34,785	[3]	Tanger Factory Outlet Centers, Inc.	791,359
21,664		Taubman Centers, Inc.	1,078,867
77,568		Uniti Group, Inc.	1,544,379
42,305		Urban Edge Properties	863,868
30,975		Weingarten Realty Investors	888,673
		TOTAL	55,440,436
		Utilities—5.2%
17,057		Allete, Inc.	1,312,366
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
53,956		Aqua America, Inc.	$1,891,158
39,696		Atmos Energy Corp.	3,875,520
17,796		Black Hills Corp.	1,208,170
30,776		Hawaiian Electric Industries, Inc.	1,144,559
17,681		Idacorp, Inc.	1,723,898
66,679		MDU Resources Group, Inc.	1,714,317
30,528	[3]	National Fuel Gas Co.	1,749,254
29,424		New Jersey Resources Corp.	1,427,064
16,969		Northwestern Corp.	1,084,489
75,043	[3]	OGE Energy Corp.	3,073,011
17,472		ONE Gas, Inc.	1,435,325
28,582		PNM Resources, Inc.	1,217,307
18,874		Southwest Gas Holdings, Inc.	1,478,212
64,359		UGI Corp.	3,670,394
27,896		Vectren Corp.	2,019,112
		TOTAL	30,024,156
		TOTAL COMMON STOCKS (IDENTIFIED COST $364,595,267)	559,644,254
		INVESTMENT COMPANIES—12.7%
28,202,951		Federated Government Obligations Fund, Premier Shares, 2.30%[4]	28,202,951
44,853,133		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[4]	44,862,103
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $73,060,805)	73,065,054
		TOTAL INVESTMENT IN SECURITIES—109.7% (IDENTIFIED COST $437,656,072)	632,709,308
		OTHER ASSETS AND LIABILITIES - NET—(9.7)%[5]	(55,689,740)
		TOTAL NET ASSETS—100%	$577,019,568
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	91	$16,708,510	March 2019	$679,889
The average notional value of long futures contracts held by the Fund throughout the period was $17,520,535. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
9

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019 were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	36,618	31,461,320	43,162,327	74,660,265
Purchases/Additions	—	28,622,280	108,192,080	136,814,360
Sales/Reductions	(2,574)	(31,880,649)	(106,501,274)	(138,384,497)
Balance of Shares Held 1/31/2019	34,044	28,202,951	44,853,133	73,090,128
Value	$889,570	$28,202,951	$44,862,103	$73,954,624
Change in Unrealized Appreciation/Depreciation	$38,276	N/A	$2,170	$40,446
Net Realized Gain/(Loss)	$13,024	N/A	$2,000	$15,024
Dividend Income	$9,887	$101,694	$243,204	$354,785
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,708,510 at January 31, 2019, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 99.9%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$56,064,166	$57,299,325
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current
10

value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
11

Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.3%
		Communication Services—9.9%
97,189		AT&T, Inc.	$2,921,501
10,525		Activision Blizzard, Inc.	497,201
3,967	[2]	Alphabet, Inc., Class A	4,466,406
4,072	[2]	Alphabet, Inc., Class C	4,545,859
5,072		CBS Corp., Class B	250,861
10,805		CenturyLink, Inc.	165,533
1,860	[2]	Charter Communications, Inc.	615,753
60,821		Comcast Corp., Class A	2,224,224
4,065	[2]	DISH Network Corp., Class A	124,674
4,719	[2]	Discovery, Inc., Class A	133,925
7,586	[2]	Discovery, Inc., Class C	202,167
4,348	[2]	Electronic Arts, Inc.	401,060
30,740	[2]	Facebook, Inc.	5,124,051
3,767		Interpublic Group of Cos., Inc.	85,699
5,661	[2]	NetFlix, Inc.	1,921,909
6,301		News Corp., Inc., Class A	80,842
2,820		News Corp., Inc., Class B	36,463
3,342		Omnicom Group, Inc.	260,275
166	[2]	Take-Two Interactive Software, Inc.	17,521
3,842	[2]	TripAdvisor, Inc.	220,454
13,691		Twenty-First Century Fox, Inc., Class A	675,103
6,154		Twenty-First Century Fox, Inc., Class B	301,915
4,890	[2]	Twitter, Inc.	164,108
55,058		Verizon Communications, Inc.	3,031,493
4,281		Viacom, Inc., Class B	125,947
19,941		Walt Disney Co.	2,223,820
		TOTAL	30,818,764
		Consumer Discretionary—9.7%
1,862		Advance Auto Parts, Inc.	296,430
5,412	[2]	Amazon.com, Inc.	9,301,767
3,923		Aptiv PLC	310,427
301	[2]	AutoZone, Inc.	255,049
2,948		Best Buy Co., Inc.	174,639
2,880		Block (H&R), Inc.	67,939
629	[2]	Booking Holdings, Inc.	1,152,837
3,560		BorgWarner, Inc.	145,604
2,171	[2]	Capri Holdings Ltd.	92,224
5,845		Carnival Corp.	336,555
606	[2]	Chipotle Mexican Grill, Inc.	320,944
624		D. R. Horton, Inc.	23,993
1,365		Darden Restaurants, Inc.	143,229
3,203		Dollar General Corp.	369,722
1,513	[2]	Dollar Tree, Inc.	146,504
12,946	[2]	eBay, Inc.	435,633
1,499		Expedia Group, Inc.	178,756
948		Foot Locker, Inc.	52,984
54,975		Ford Motor Co.	483,780

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,335		Garmin Ltd.	$92,355
17,634		General Motors Co.	688,079
1,790		Genuine Parts Co.	178,678
3,959		Goodyear Tire & Rubber Co.	83,891
7,034		Hanesbrands, Inc.	105,440
2,982		Harley-Davidson, Inc.	109,916
1,570		Hasbro, Inc.	142,179
3,516		Hilton Worldwide Holdings, Inc.	261,872
15,102		Home Depot, Inc.	2,771,670
4,466		Kohl's Corp.	306,770
4,084		L Brands, Inc.	113,699
2,481		Leggett and Platt, Inc.	101,622
520		Lennar Corp., Class A	24,658
10,924		Lowe's Cos., Inc.	1,050,452
7,786		MGM Resorts International	229,220
3,125		Macy's, Inc.	82,187
4,006		Marriott International, Inc., Class A	458,807
7,290	[2]	Mattel, Inc.	86,314
10,036		McDonald's Corp.	1,794,236
5,209		Newell Brands, Inc.	110,483
18,860		Nike, Inc., Class B	1,544,257
4,472		Nordstrom, Inc.	207,545
2,720	[2]	Norwegian Cruise Line Holdings Ltd.	139,890
977	[2]	O'Reilly Automotive, Inc.	336,733
1,305		PVH Corp.	142,389
4,478		Pulte Group, Inc.	124,533
445		Ralph Lauren Corp.	51,682
4,857		Ross Stores, Inc.	447,427
858		Royal Caribbean Cruises, Ltd.	103,003
18,606		Starbucks Corp.	1,267,813
15,718		TJX Cos., Inc.	781,656
4,172		Tapestry, Inc.	161,498
6,643		Target Corp.	484,939
1,284		Tractor Supply Co.	109,654
1,330	[2]	Ulta Beauty, Inc.	388,254
6,349	[2,3]	Under Armour, Inc., Class A	131,678
6,800	[2]	Under Armour, Inc., Class C	128,792
3,912		V.F. Corp.	329,273
3,815		Yum! Brands, Inc.	358,534
		TOTAL	30,321,094
		Consumer Staples—7.0%
25,388		Altria Group, Inc.	1,252,898
4,093		Archer-Daniels-Midland Co.	183,776
2,833		Church and Dwight, Inc.	183,040
1,537		Clorox Co.	228,060
11,917		Colgate-Palmolive Co.	770,792
7,549		Conagra Brands, Inc.	163,360
2,065		Constellation Brands, Inc., Class A	358,608
5,655		Costco Wholesale Corp.	1,213,733
2,689		Estee Lauder Cos., Inc., Class A	366,833
8,585		General Mills, Inc.	381,518

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
2,038		Hershey Foods Corp.	$216,232
2,966		Hormel Foods Corp.	125,521
3,827		Kellogg Co.	225,831
4,819		Kimberly-Clark Corp.	536,740
5,171		Kraft Heinz Co./The	248,518
10,582		Kroger Co.	299,788
3,801		Lamb Weston Holdings, Inc.	274,812
2,594		McCormick & Co., Inc.	320,722
2,610		Molson Coors Brewing Co., Class B	173,852
18,559		Mondelez International, Inc.	858,539
8,046	[2]	Monster Beverage Corp.	460,553
18,417		PepsiCo., Inc.	2,075,043
22,536		Philip Morris International, Inc.	1,728,962
33,243		Procter & Gamble Co.	3,206,952
1,791		Smucker (J.M.) Co.	187,840
6,109		Sysco Corp.	390,060
50,078		The Coca-Cola Co.	2,410,254
4,415		Tyson Foods, Inc., Class A	273,377
10,291		Walgreens Boots Alliance, Inc.	743,628
18,743		WalMart, Inc.	1,796,142
		TOTAL	21,655,984
		Energy—5.3%
6,057		Anadarko Petroleum Corp.	286,678
6,018		Apache Corp.	197,511
214		Baker Hughes a GE Co. LLC	5,044
5,811		Cabot Oil & Gas Corp., Class A	144,984
25,335		Chevron Corp.	2,904,658
1,707		Cimarex Energy Co.	128,605
3,996	[2]	Concho Resources, Inc.	478,881
17,504		ConocoPhillips	1,184,846
7,407		Devon Energy Corp.	197,397
3,577		Diamondback Energy, Inc.	368,860
7,917		EOG Resources, Inc.	785,366
56,381		Exxon Mobil Corp.	4,131,600
11,825		Halliburton Co.	370,832
966		Helmerich & Payne, Inc.	54,086
6,436		Hess Corp.	347,544
1,568		HollyFrontier Corp.	88,341
23,992		Kinder Morgan, Inc.	434,255
8,981		Marathon Oil Corp.	141,810
8,750		Marathon Petroleum Corp.	579,775
10,406		National Oilwell Varco, Inc.	306,769
4,619	[2]	Newfield Exploration Co.	84,435
2,929		ONEOK, Inc.	188,071
7,726		Occidental Petroleum Corp.	515,942
5,931		Phillips 66	565,877
2,299		Pioneer Natural Resources, Inc.	327,194
22,091		Schlumberger Ltd.	976,643
5,490		Valero Energy Corp.	482,132
9,740		Williams Cos., Inc.	262,298
		TOTAL	16,540,434

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—13.0%
990		Affiliated Managers Group	$103,901
9,435		Aflac, Inc.	450,050
4,897		Allstate Corp.	430,299
8,977		American Express Co.	921,938
8,110		American International Group, Inc.	350,595
3,154		Ameriprise Financial, Inc.	399,296
4,124		Aon PLC	644,293
10,000		BB&T Corp.	488,000
120,413		Bank of America Corp.	3,428,158
12,636		Bank of New York Mellon Corp.	661,116
25,581	[2]	Berkshire Hathaway, Inc.	5,257,919
1,679		BlackRock, Inc.	696,919
1,691	[2]	Brighthouse Financial, Inc.	63,142
4,583		CME Group, Inc.	835,389
6,311		Capital One Financial Corp.	508,603
1,625		Cboe Global Markets, Inc.	151,564
12,438		Charles Schwab Corp.	581,725
6,314		Chubb Ltd.	840,078
1,640		Cincinnati Financial Corp.	133,037
32,815		Citigroup, Inc.	2,115,255
7,136		Citizens Financial Group, Inc.	242,053
1,948		Comerica, Inc.	153,386
6,803		Discover Financial Services	459,134
2,717		E*Trade Group, Inc.	126,775
9,586		Fifth Third Bancorp	257,097
2,164		First Republic Bank	209,107
8,720		Franklin Resources, Inc.	258,199
2,053		Gallagher (Arthur J.) & Co.	153,380
4,737		Goldman Sachs Group, Inc.	937,973
1,523		Hartford Financial Services Group, Inc.	71,459
13,615		Huntington Bancshares, Inc.	180,263
7,159		Intercontinental Exchange, Inc.	549,525
7,120		Invesco Ltd.	129,726
43,868		JPMorgan Chase & Co.	4,540,338
5,331		Jefferies Financial Group, Inc.	110,938
13,678		KeyCorp	225,277
5,511		Lincoln National Corp.	322,338
4,269		Loews Corp.	204,485
2,826		M & T Bank Corp.	464,990
970		MSCI, Inc., Class A	165,162
6,315		Marsh & McLennan Cos., Inc.	556,920
16,528		MetLife, Inc.	754,834
1,202		Moody's Corp.	190,529
17,990		Morgan Stanley	760,977
1,180		NASDAQ, Inc.	103,887
3,156		Northern Trust Corp.	279,180
6,336		PNC Financial Services Group	777,237
4,116		Principal Financial Group, Inc.	206,088
7,252		Progressive Corp., OH	487,987
7,163		Prudential Financial, Inc.	659,999
24,272		Regions Financial Corp.	368,206

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,491		S&P Global, Inc.	$477,400
2,753		State Street Corp.	195,188
8,749		SunTrust Banks, Inc.	519,866
13,662		Synchrony Financial	410,406
3,496		T. Rowe Price Group, Inc.	326,736
3,472		The Travelers Cos., Inc.	435,875
1,728		Torchmark Corp.	144,737
20,684		U.S. Bancorp	1,058,193
3,858		Unum Group	134,104
53,045		Wells Fargo & Co.	2,594,431
1,615		Willis Towers Watson PLC	262,906
1,967		Zions Bancorporation, N.A.	93,610
		TOTAL	40,622,178
		Health Care—14.5%
22,823		Abbott Laboratories	1,665,623
20,204		AbbVie, Inc.	1,622,179
1,077	[2]	Abiomed, Inc.	378,102
3,796		Agilent Technologies, Inc.	288,686
1,598	[2]	Alexion Pharmaceuticals, Inc.	196,490
270	[2]	Align Technology, Inc.	67,217
4,362		Allergan PLC	628,041
2,447		AmerisourceBergen Corp.	204,006
8,278		Amgen, Inc.	1,548,897
2,877		Anthem, Inc.	871,731
4,360		Baxter International, Inc.	316,056
3,478		Becton Dickinson & Co.	867,622
2,620	[2]	Biogen, Inc.	874,504
17,475	[2]	Boston Scientific Corp.	666,671
22,128		Bristol-Myers Squibb Co.	1,092,459
17,451		CVS Health Corp.	1,143,913
4,341		Cardinal Health, Inc.	216,920
9,671	[2]	Celgene Corp.	855,497
3,899	[2]	Centene Corp.	509,092
4,896	[2]	Cerner Corp.	268,839
4,274		Cigna Corp.	853,988
534		Cooper Cos., Inc.	148,858
7,878		Danaher Corp.	873,828
1,876	[2]	DaVita HealthCare Partners, Inc.	105,300
3,715		Dentsply Sirona, Inc.	155,844
1,843	[2]	Edwards Lifesciences Corp.	314,084
13,719		Eli Lilly & Co.	1,644,359
17,450		Gilead Sciences, Inc.	1,221,674
4,691		HCA Healthcare, Inc.	654,066
1,661	[2]	Henry Schein, Inc.	129,060
7,109	[2]	Hologic, Inc.	315,640
1,322		Humana, Inc.	408,485
992	[2]	IDEXX Laboratories, Inc.	211,078
1,847	[2]	IQVIA Holdings, Inc.	238,281
1,850	[2]	Illumina, Inc.	517,612
2,630	[2]	Incyte Genomics, Inc.	211,952
1,451	[2]	Intuitive Surgical, Inc.	759,802

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
36,529		Johnson & Johnson	$4,861,279
2,424	[2]	Laboratory Corp. of America Holdings	337,784
3,829		McKesson Corp.	491,069
17,454		Medtronic PLC	1,542,759
34,011		Merck & Co., Inc.	2,531,439
84	[2]	Mettler-Toledo International, Inc.	53,605
11,821	[2]	Mylan NV	354,039
5,763	[2]	Nektar Therapeutics	244,005
75,780		Pfizer, Inc.	3,216,861
2,133		Quest Diagnostics, Inc.	186,318
1,019	[2]	Regeneron Pharmaceuticals, Inc.	437,426
1,629		ResMed, Inc.	155,032
4,262		Stryker Corp.	756,803
608		Teleflex, Inc.	166,288
5,199		Thermo Fisher Scientific, Inc.	1,277,238
12,695		UnitedHealth Group, Inc.	3,430,189
890		Universal Health Services, Inc., Class B	117,952
957	[2]	Varian Medical Systems, Inc.	126,353
3,209	[2]	Vertex Pharmaceuticals, Inc.	612,630
891	[2]	Waters Corp.	206,017
539	[2]	WellCare Health Plans, Inc.	149,023
2,966		Zimmer Biomet Holdings, Inc.	324,955
6,021		Zoetis, Inc.	518,769
		TOTAL	45,144,289
		Industrials—9.1%
7,845		3M Co.	1,571,354
1,179		Alaska Air Group, Inc.	75,397
1,232		Allegion PLC	105,780
4,673		American Airlines Group, Inc.	167,153
3,295		Ametek, Inc.	240,206
4,128		Arconic, Inc.	77,689
7,421		Boeing Co.	2,861,686
1,934		C.H. Robinson Worldwide, Inc.	167,813
10,163		CSX Corp.	667,709
6,676		Caterpillar, Inc.	888,976
973		Cintas Corp.	182,447
1,889		Cummins, Inc.	277,891
3,307		Deere & Co.	542,348
7,712		Delta Air Lines, Inc.	381,204
3,888		Dover Corp.	341,483
5,968		Eaton Corp. PLC	455,060
8,302		Emerson Electric Co.	543,532
95		Equifax, Inc.	10,167
4,343		Expeditors International Washington, Inc.	300,970
3,313		Fastenal Co.	200,304
3,377		FedEx Corp.	599,654
5,315		Flowserve Corp.	234,073
3,947		Fortive Corp.	295,986
2,593		Fortune Brands Home & Security, Inc.	117,463
3,504		General Dynamics Corp.	599,780
118,688		General Electric Co.	1,205,870

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,101		Grainger (W.W.), Inc.	$325,224
538		Harris Corp.	82,411
10,837		Honeywell International, Inc.	1,556,518
420		Huntington Ingalls Industries, Inc.	86,709
7,613	[2]	IHS Markit Ltd.	395,267
4,255		Illinois Tool Works, Inc.	584,254
2,948		Ingersoll-Rand PLC, Class A	294,918
1,881		Jacobs Engineering Group, Inc.	121,889
12,295		Johnson Controls International PLC	415,202
1,638		Kansas City Southern Industries, Inc.	173,219
247		L3 Technologies, Inc.	48,629
2,756		Lockheed Martin Corp.	798,386
4,984		Masco Corp.	161,531
5,852		Nielsen Holdings PLC	150,279
3,413		Norfolk Southern Corp.	572,497
2,199		Northrop Grumman Corp.	605,934
5,114		Paccar, Inc.	335,069
1,745		Parker-Hannifin Corp.	287,593
2,307		Pentair PLC	95,025
3,590		Raytheon Co.	591,488
2,496		Republic Services, Inc.	191,468
1,116		Robert Half International, Inc.	71,904
1,411		Rockwell Automation, Inc.	239,193
1,168		Rollins, Inc.	43,496
1,264		Roper Technologies, Inc.	358,041
2,541		Smith (A.O.) Corp.	121,612
541		Snap-On, Inc.	89,801
6,895		Southwest Airlines Co.	391,360
813		Stanley Black & Decker, Inc.	102,796
6,205		Textron, Inc.	330,292
1,063	[2]	Transdigm Group, Inc.	415,633
9,540		Union Pacific Corp.	1,517,528
4,648	[2]	United Continental Holdings, Inc.	405,631
7,736		United Parcel Service, Inc.	815,374
1,342	[2]	United Rentals, Inc.	168,099
11,980		United Technologies Corp.	1,414,479
3,439	[2]	Verisk Analytics, Inc.	403,773
4,917		Waste Management, Inc.	470,409
1,948		Xylem, Inc.	138,814
		TOTAL	28,483,740
		Information Technology—19.1%
8,620		Accenture PLC	1,323,601
6,330	[2]	Adobe, Inc.	1,568,701
19,258	[2]	Advanced Micro Devices, Inc.	470,088
1,714	[2]	Akamai Technologies, Inc.	111,581
1,507		Alliance Data Systems Corp.	267,628
4,336		Amphenol Corp., Class A	381,221
4,654		Analog Devices, Inc.	460,094
1,012	[2]	Ansys, Inc.	166,322
59,626		Apple, Inc.	9,924,151
8,568		Applied Materials, Inc.	334,837

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
2,677	[2]	Autodesk, Inc.	$394,054
5,578		Automatic Data Processing, Inc.	780,028
4,901		Broadcom, Inc.	1,314,693
2,975		Broadridge Financial Solutions	299,969
4,390	[2]	Cadence Design Systems, Inc.	210,852
58,804		Cisco Systems, Inc.	2,780,841
3,019		Citrix Systems, Inc.	309,568
8,093		Cognizant Technology Solutions Corp.	563,920
9,657		Corning, Inc.	321,192
4,223		DXC Technology Co.	270,779
1,179		FLIR Systems, Inc.	57,630
629	[2]	F5 Networks, Inc.	101,238
2,950		Fidelity National Information Services, Inc.	308,363
3,381	[2]	Fiserv, Inc.	280,386
404	[2]	FleetCor Technologies, Inc.	81,531
3,873	[2]	Fortinet, Inc.	296,556
990	[2]	Gartner, Inc., Class A	134,531
1,830		Global Payments, Inc.	205,472
805		Henry Jack & Associates, Inc.	107,508
19,542		Hewlett Packard Enterprise Co.	304,660
21,827		Hewlett-Packard Co.	480,849
12,259		IBM Corp.	1,647,855
59,995		Intel Corp.	2,826,964
4,144		Intuit, Inc.	894,358
3,557		Juniper Networks, Inc.	92,269
2,279		KLA-Tencor Corp.	242,873
2,011	[2]	Keysight Technologies, Inc.	148,854
2,265		Lam Research Corp.	384,099
11,865		Mastercard, Inc.	2,505,057
3,103		Maxim Integrated Products, Inc.	168,400
2,980	[3]	Microchip Technology, Inc.	239,503
19,187	[2]	Micron Technology, Inc.	733,327
101,927		Microsoft Corp.	10,644,237
1,925		Motorola, Inc.	225,052
7,951		Nvidia Corp.	1,142,956
5,697		NetApp, Inc.	363,298
34,309		Oracle Corp.	1,723,341
4,647		Paychex, Inc.	329,008
13,921	[2]	PayPal, Inc.	1,235,628
1,644	[2]	Qorvo, Inc.	107,452
16,015		Qualcomm, Inc.	793,063
2,181	[2]	Red Hat, Inc.	387,869
9,901	[2]	Salesforce.com, Inc.	1,504,655
7,186		Seagate Technology PLC	318,196
2,765		Skyworks Solutions, Inc.	201,956
1,450		Symantec Corp.	30,479
338	[2]	Synopsys, Inc.	31,552
2,625		TE Connectivity Ltd.	212,494
13,005		Texas Instruments, Inc.	1,309,343
2,028		Total System Services, Inc.	181,729
1,220	[2]	Verisign, Inc.	206,509

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
24,298		Visa, Inc., Class A	$3,280,473
7,558		Western Digital Corp.	340,034
7,439		Western Union Co.	135,762
2,012		Xerox Corp.	56,759
3,018		Xilinx, Inc.	337,835
		TOTAL	59,596,083
		Materials—2.6%
2,726		Air Products & Chemicals, Inc.	448,127
1,463		Avery Dennison Corp.	152,810
7,586		Ball Corp.	396,596
6,404		CF Industries Holdings, Inc.	279,535
1,676		Celanese Corp.	160,494
30,418		DowDuPont, Inc.	1,636,793
2,244		Eastman Chemical Co.	180,911
3,174		Ecolab, Inc.	502,032
32,527		Freeport-McMoRan, Inc.	378,614
1,181		International Flavors & Fragrances, Inc.	167,442
6,048		International Paper Co.	286,857
7,109		Linde PLC	1,158,838
4,504		LyondellBasell Investment LLC	391,713
14		Martin Marietta Materials	2,473
9,444		Mosaic Co./The	304,852
6,700		Newmont Mining Corp.	228,537
1,532		Nucor Corp.	93,820
3,454		PPG Industries, Inc.	364,190
1,574		Packaging Corp. of America	148,460
1,278		Sealed Air Corp.	50,481
1,156		Sherwin-Williams Co.	487,277
2,034		Vulcan Materials Co.	206,756
4,068		WestRock Co.	165,608
		TOTAL	8,193,216
		Real Estate—3.0%
256		Alexandria Real Estate Equities, Inc.	33,718
5,655		American Tower Corp.	977,410
2,663		Apartment Investment & Management Co., Class A	131,872
1,774		Avalonbay Communities, Inc.	342,240
1,819		Boston Properties, Inc.	239,872
4,034	[2]	CBRE Group, Inc.	184,556
5,610		Crown Castle International Corp.	656,707
2,593		Digital Realty Trust, Inc.	280,926
681		Equinix, Inc.	268,314
6,881		Equity Residential Properties Trust	499,285
767		Essex Property Trust, Inc.	208,010
3,144		Extra Space Storage, Inc.	310,030
1,202		Federal Realty Investment Trust	159,349
5,363		HCP, Inc.	169,149
10,649		Host Marriott Corp.	192,321
7,427		Kimco Realty Corp.	126,333
1,369		Mid-American Apartment Communities, Inc.	138,652
6,057		ProLogis, Inc.	418,902
2,657		Public Storage, Inc.	564,666

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
3,476		Realty Income Corp.	$238,766
2,716		Regency Centers Corp.	176,540
2,336	[2]	SBA Communications, Corp.	426,390
1,467		SL Green Realty Corp.	135,595
4,904		Simon Property Group, Inc.	893,116
6,974		UDR, Inc.	305,113
5,063		Ventas, Inc.	326,513
2,721		Vornado Realty Trust L.P.	190,225
4,582		Welltower, Inc.	355,059
11,138		Weyerhaeuser Co.	292,261
		TOTAL	9,241,890
		Utilities—3.1%
18,074		AES Corp.	296,233
2,822		Ameren Corp.	195,677
4,756		American Electric Power Co., Inc.	376,295
2,274		American Water Works Co., Inc.	217,554
3,211		CMS Energy Corp.	167,421
7,591		CenterPoint Energy, Inc.	234,714
2,423		Consolidated Edison Co.	188,146
2,644		DTE Energy Co.	311,331
10,314		Dominion Energy, Inc.	724,455
9,737		Duke Energy Corp.	854,714
1,958		Edison International	111,547
828		Entergy Corp.	73,849
5,844		Evergy, Inc.	334,978
4,598		EverSource Energy	319,147
15,775		Exelon Corp.	753,414
5,693		FirstEnergy Corp.	223,166
7,415		NRG Energy, Inc.	303,348
6,224		NextEra Energy, Inc.	1,113,971
10,477		PPL Corp.	328,140
1,788		Pinnacle West Capital Corp.	157,558
7,203		Public Service Enterprises Group, Inc.	392,924
3,793		Sempra Energy	443,705
14,212		Southern Co.	690,703
4,553		WEC Energy Group, Inc.	332,506
7,330		Xcel Energy, Inc.	383,799
		TOTAL	9,529,295
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,255,555)	300,146,967
		INVESTMENT COMPANIES—3.6%
352,620		Federated Government Obligations Fund, Premier Shares, 2.30%[3]	352,620
10,927,036		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[4]	10,929,221
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,279,701)	11,281,841
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $98,535,256)	311,428,808
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	440,213
		TOTAL NET ASSETS—100%	$311,869,021

At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	11	$1,487,475	March 2019	$57,364
2S&P 500 Index Long Futures	15	$10,141,875	March 2019	$504,576
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$561,940
The average notional value of long futures contracts held by the Fund throughout the period was $10,434,954. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	294,759	4,962,155	5,256,914
Purchases/Additions	8,824,455	25,429,426	34,253,881
Sales/Reductions	(8,766,594)	(19,464,545)	(28,231,139)
Balance of Shares Held 1/31/2019	352,620	10,927,036	11,279,656
Value	$352,620	$10,929,221	$11,281,841
Change in Unrealized Appreciation/Depreciation	N/A	$2,003	$2,003
Net Realized Gain/(Loss)	N/A	$(481)	$(481)
Dividend Income	$1,887	$72,643	$74,530
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,629,350 at January 31, 2019, which represents 3.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$343,013	$352,620
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
12

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019